Cash (Tables)	6 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash	Cash consisted of the following:
	As of
	September 30, 2025	March 31, 2025
Cash on hand	$366	$363
Bank balances	566,956	1,217,396
Other	211	209
Total	$567,533	$1,217,968